Derivative Liabilities (Details) - USD ($)		6 Months Ended
	May 31, 2024	Jun. 30, 2025	Jun. 30, 2024	May 31, 2025	Dec. 31, 2024	Apr. 30, 2024
Derivative Liabilities [Line Items]
Number of shares authorised (in Shares)		10,062,187		10,062,187
Net proceeds		$ 118,403,000	$ 155,692,000
Change in fair value of derivative liabilities		415,921,000	(14,230,000)
Derivative liabilities		437,953,000		$ 24,200,000	$ 763,939,000
Class A Ordinary Shares [Member]
Derivative Liabilities [Line Items]
Net proceeds		118,500,000	5,600,000
Top of range [member]
Derivative Liabilities [Line Items]
Derivative liabilities associated with conversion features		78,900,000
Bottom of range [member]
Derivative Liabilities [Line Items]
Derivative liabilities associated with conversion features		19,000,000
Tether International Limited [Member] | Class A Ordinary Shares [Member]
Derivative Liabilities [Line Items]
Number of shares authorised (in Shares)	18,587,360					10,062,187
Warrants exercise price (in Dollars per share)	$ 10
Net proceeds	$ 100,000,000
Tether International Limited [Member] | Top of range [member] | Class A Ordinary Shares [Member]
Derivative Liabilities [Line Items]
Purchase of warrants (in Shares)	5,000,000
Tether Warrants [Member]
Derivative Liabilities [Line Items]
Change in fair value of derivative liabilities		42,600,000	14,200,000
Tether Warrants [Member] | Class A Ordinary Shares [Member]
Derivative Liabilities [Line Items]
Number of shares authorised (in Shares)					5,186,627
Adjusted warrants exercise price (in Dollars per share)					$ 9.64
Issuance of August 2024 Convertible Senior Notes [Member]
Derivative Liabilities [Line Items]
Change in fair value of derivative liabilities		122,700,000
Issuance of November 2024 Convertible Senior Notes [Member]
Derivative Liabilities [Line Items]
Change in fair value of derivative liabilities		253,900,000
Issuance of June 2025 Convertible Senior Notes [Member]
Derivative Liabilities [Line Items]
Change in fair value of derivative liabilities		$ 3,400,000